UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management Singapore Limited
Address: 6 Battery Road, #34-02
         Singapore, 049909

13F FILE NUMBER: 028-13391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Yoshimi Masuda
Title:   Senior Manager / Head of Compliance
Phone:   65 6420 1792

Signature, Place, and Date of Signing:

/s/ Yoshimi Masuda
------------------
Yoshimi Masuda, Singapore, August 11, 2011

"Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").
================================================================================
Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 130

Form 13F Information Table Value Total: 421,197 (thousands)

List of Other Included Managers: None

                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP     (X1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE   SHARE   NONE
----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                             COM      002824100     2,278    43,300  SH          SOLE                 34,900       8,400
ADOBE SYSTEMS INC                       COM      00724F101     1,962    62,400  SH          SOLE                 62,400
AES CORP                                COM      00130H105       769    60,400  SH          SOLE                               NONE
AFLAC INC                               COM      001055102       177     3,800  SH          SOLE                               NONE
AGCO CORP                               COM      001084102     1,012    20,500  SH          SOLE                 20,500
AGILENT TECHNOLOGIES INC                COM      00846U101       925    18,100  SH          SOLE                               NONE
AKAMAI TECHNOLOGIES INC                 COM      00971T101     6,527   207,400  SH          SOLE                147,400      60,000
ALLERGAN INC                            COM      018490102     4,462    53,600  SH          SOLE                 34,900      18,700
ALTRIA GROUP INC                        COM      02209S103       413    15,650  SH          SOLE                               NONE
AMAZON COM INC                          COM      023135106       838     4,100  SH          SOLE                               NONE
AMERICAN EXPRESS CO                     COM      025816109     2,045    39,550  SH          SOLE                               NONE
AMGEN INC                               COM      031162100     2,754    47,200  SH          SOLE                 33,300      13,900
AMPHENOL CORP NEW                      CL A      032095101     7,278   134,800  SH          SOLE                 79,900      54,900
APACHE CORPORATION                      COM      037411105     7,336    59,450  SH          SOLE                 37,000      22,450
APPLE INC                               COM      037833100     2,417     7,200  SH          SOLE                               NONE
AT & T INC                              COM      00206R102     2,238    71,250  SH          SOLE                               NONE
BAIDU INC                         SPON ADR REP A 056752108     1,261     9,000  SH          SOLE                               NONE
BAKER HUGHES INC                        COM      057224107     3,106    42,800  SH          SOLE                 34,800       8,000
BANK OF AMERICA CORPORATION             COM      060505104     1,261   115,067  SH          SOLE                               NONE
BRISTOL MYERS SQUIBB CO                 COM      110122108     3,994   137,900  SH          SOLE                105,900      32,000
BROADCOM CORP                          CL A      111320107     3,361    99,900  SH          SOLE                 62,900      37,000
CA INC                                  COM      12673P105     3,554   155,620  SH          SOLE                 94,100      61,520
CARDINAL HEALTH INC                     COM      14149Y108       622    13,700  SH          SOLE                               NONE
CARNIVAL CORP                       PAIRED CTF   143658300       248     6,600  SH          SOLE                               NONE
CELGENE CORP                            COM      151020104     2,521    41,800  SH          SOLE                 41,800
CERNER CORP                             COM      156782104     3,129    51,200  SH          SOLE                 23,800      27,400
CHESAPEAKE ENERGY CORP                  COM      165167107       840    28,300  SH          SOLE                               NONE
CHEVRON CORP NEW                        COM      166764100    10,922   106,200  SH          SOLE                 87,200      19,000
CIMAREX ENERGY CO                       COM      171798101     1,861    20,700  SH          SOLE                 16,700       4,000

                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP     (X1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE   SHARE   NONE
----------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC                       COM      17275R102     5,609   359,290  SH          SOLE                278,800      80,490
CITIGROUP INC                         COM NEW    172967424     1,959    47,050  SH          SOLE                               NONE
CITRIX SYSTEMS INC                      COM      177376100     5,344    66,800  SH          SOLE                 40,900      25,900
CLOROX CO DEL                           COM      189054109       823    12,200  SH          SOLE                               NONE
COCA COLA CO                            COM      191216100    11,571   171,950  SH          SOLE                134,100      37,850
COLGATE PALMOLIVE CO                    COM      194162103       874    10,000  SH          SOLE                               NONE
CONOCOPHILLIPS                          COM      20825C104    10,401   138,330  SH          SOLE                 86,900      51,430
COOPER INDUSTRIES PLC                   SHS      G24140108     3,771    63,200  SH          SOLE                 40,600      22,600
CORE LABORATORIES N V                   COM      N22717107     5,521    49,500  SH          SOLE                 49,500
CORNING INC                             COM      219350105     3,458   190,500  SH          SOLE                113,000      77,500
COVIDIEN LTD                            SHS      G2554F113     3,864    72,600  SH          SOLE                 44,700      27,900
CROWN HOLDINGS INC                      COM      228368106       146     3,750  SH          SOLE                               NONE
CSX CORP                                COM      126408103       889    33,900  SH          SOLE                               NONE
CVS CAREMARK CORPORATION                COM      126650100     1,973    52,500  SH          SOLE                               NONE
DELL INC                                COM      24702R101     4,249   254,900  SH          SOLE                146,600     108,300
DEVON ENERGY CORP NEW                   COM      25179M103     9,323   118,300  SH          SOLE                 88,500      29,800
DISNEY WALT CO                      COM DISNEY   254687106       232     5,952  SH          SOLE                               NONE
DU PONT E I DE NEMOURS                  COM      263534109     6,091   112,700  SH          SOLE                 76,800      35,900
DUKE ENERGY CORP NEW                    COM      26441C105     1,751    93,000  SH          SOLE                               NONE
DUN & BRADSTREET CORP DEL               COM      26483E100       117     1,550  SH          SOLE                               NONE
E M C CORP MASS                         COM      268648102     8,505   308,700  SH          SOLE                212,000      96,700
EDWARDS LIFESCIENCES CORP               COM      28176E108       100     1,150  SH          SOLE                               NONE
EOG RESOURCES INC                       COM      26875P101     1,087    10,400  SH          SOLE                               NONE
EXELON CORPORATION                      COM      30161N101     1,654    38,600  SH          SOLE                               NONE
EXPRESS SCRIPTS INC                     COM      302182100     7,277   134,800  SH          SOLE                113,300      21,500
EXXON MOBIL CORP                        COM      30231G102    13,208   162,306  SH          SOLE                 92,700      69,606
FEDEX CORPORATION                       COM      31428X106     4,173    44,000  SH          SOLE                 25,100      18,900
FINISAR CORPORATION                   COM NEW    31787A507     1,775    98,450  SH          SOLE                 53,600      44,850
FOSTER WHEELER AG                       COM      H27178104     1,686    55,500  SH          SOLE                 34,500      21,000
FREEPORT-MCMORAN COPPER & GOLD          COM      35671D857    10,317   195,030  SH          SOLE                129,500      65,530
GENERAL DYNAMICS                        COM      369550108     1,092    14,650  SH          SOLE                               NONE
GILEAD SCIENCES INC                     COM      375558103     1,648    39,800  SH          SOLE                               NONE
GOLDMAN SACHS GROUP                     COM      38141G104     1,185     8,900  SH          SOLE                               NONE

                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP     (X1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE   SHARE   NONE
----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                             CL A      38259P508     7,545    14,900  SH          SOLE                 12,000       2,900
GRAINGER W W  INC                       COM      384802104     4,241    27,600  SH          SOLE                 18,000       9,600
HARLEY DAVIDSON INC                     COM      412822108       209     5,100  SH          SOLE                               NONE
HEWLETT PACKARD CO                      COM      428236103     4,557   125,200  SH          SOLE                 59,000      66,200
HOME DEPOT INC                          COM      437076102     9,523   262,910  SH          SOLE                192,300      70,610
HONEYWELL INTERNATIONAL INC             COM      438516106     6,492   108,940  SH          SOLE                 91,700      17,240
ICICI BK LTD                            ADR      45104G104       318     6,455  SH          SOLE                  1,455       5,000
IDEXX LABORATORIES INC                  COM      45168D104     2,288    29,500  SH          SOLE                 29,500
INFOSYS TECHNOLOGIES LTD           SPONSORED ADR 456788108       718    11,000  SH          SOLE                  1,000      10,000
INGERSOLL-RAND PLC                      SHS      G47791101       245     5,400  SH          SOLE                               NONE
INTEL CORP                              COM      458140100     2,065    93,200  SH          SOLE                 93,200        NONE
INTERNATIONAL BUSINESS MACHINES         COM      459200101     9,995    58,260  SH          SOLE                 46,700      11,560
INTUITIVE SURGICAL INC                COM NEW    46120E602     1,898     5,100  SH          SOLE                               NONE
JOHNSON & JOHNSON                       COM      478160104     8,794   132,200  SH          SOLE                100,000      32,200
JPMORGAN CHASE & CO                     COM      46625H100     2,442    59,644  SH          SOLE                               NONE
JUNIPER NETWORKS INC                    COM      48203R104     4,460   141,600  SH          SOLE                 81,200      60,400
LAUDER ESTEE COMPANIES INC             CL A      518439104       978     9,300  SH          SOLE                               NONE
LG DISPLAY CO LTD                  SPONS ADR REP 50186V102       211    15,000  SH          SOLE                               NONE
LILLY ELI & CO                          COM      532457108       462    12,300  SH          SOLE                               NONE
MANPOWERGROUP INC                       COM      56418H100       236     4,400  SH          SOLE                               NONE
MEDCO HEALTH SOLUTIONS INC              COM      58405U102     5,388    95,330  SH          SOLE                 51,800      43,530
MEDTRONIC INC                           COM      585055106     2,000    51,900  SH          SOLE                 51,900
MERCK & CO INC NEW                      COM      58933Y105     6,770   191,852  SH          SOLE                124,400      67,452
METLIFE INC                             COM      59156R108     1,658    37,800  SH          SOLE                               NONE
MICROSOFT CORP                          COM      594918104     7,121   273,900  SH          SOLE                196,900      77,000
MONSANTO CO NEW                         COM      61166W101     4,933    68,000  SH          SOLE                 38,900      29,100
NATIONAL OILWELL VARCO INC              COM      637071101    11,207   143,300  SH          SOLE                107,700      35,600
NETAPP INC                              COM      64110D104       111     2,100  SH          SOLE                               NONE
NEW YORK COMMUNITY BANCORP              COM      649445103       630    42,000  SH          SOLE                               NONE
NUANCE COMMUNICATIONS INC               COM      67020Y100     2,553   118,900  SH          SOLE                118,900
ORACLE CORPORATION                      COM      68389X105    12,924   392,700  SH          SOLE                248,200     144,500
OREILLY AUTOMOTIVE INC NE               COM      67103H107     3,996    61,000  SH          SOLE                 38,500      22,500

                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP     (X1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE   SHARE   NONE
----------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP                     COM      704549104     5,278    89,600  SH          SOLE                 64,600      25,000
PETSMART INC                            COM      716768106     3,503    77,200  SH          SOLE                 57,600      19,600
PFIZER INC                              COM      717081103     7,564   367,200  SH          SOLE                272,100      95,100
PHILIP MORRIS INTERNATIONAL             COM      718172109     2,284    34,200  SH          SOLE                               NONE
PNC FINANCIAL SVCS GROUP INC            COM      693475105     2,785    46,725  SH          SOLE                               NONE
POSCO                              SPONSORED ADR 693483109       326     3,000  SH          SOLE                               NONE
PRICELINE COM INC                     COM NEW    741503403     2,355     4,600  SH          SOLE                  4,600
PROCTER & GAMBLE CO                     COM      742718109     8,258   129,900  SH          SOLE                 96,700      33,200
PUBLIC SVC ENTERPRISE GROUP             COM      744573106       431    13,200  SH          SOLE                               NONE
RESMED INC                              COM      761152107     4,943   159,700  SH          SOLE                159,700
SALESFORCE COM INC                      COM      79466L302     4,365    29,300  SH          SOLE                 20,300       9,000
SCHLUMBERGER LTD                        COM      806857108     4,121    47,700  SH          SOLE                 47,700
SIGMA ALDRICH CORP                      COM      826552101       558     7,600  SH          SOLE                               NONE
SILICONWARE PRECISION INDS L      SPONSD ADR SPL 827084864       249    40,020  SH          SOLE                               NONE
SINA CORP                               ORD      G81477104       312     3,000  SH          SOLE                               NONE
ST JUDE MEDICAL INC                     COM      790849103     2,990    62,700  SH          SOLE                 50,800      11,900
STAPLES INC                             COM      855030102       529    33,500  SH          SOLE                               NONE
STATE STR CORP                          COM      857477103       291     6,450  SH          SOLE                               NONE
SUNTECH PWR HLDGS CO LTD                ADR      86800C104       157    20,000  SH          SOLE                               NONE
SYMANTEC CORP                           COM      871503108     3,167   160,600  SH          SOLE                130,000      30,600
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR 874039100       634    50,250  SH          SOLE                               NONE
TARGET CORP                             COM      87612E106     1,297    27,650  SH          SOLE                               NONE
TATA MTRS LTD                      SPONSORED ADR 876568502       308    13,690  SH          SOLE                  5,690       8,000
TE CONNECTIVITY LTD                   REG SHS    H84989104       787    21,400  SH          SOLE                               NONE
TEXTRON INC                             COM      883203101       327    13,850  SH          SOLE                               NONE
THERMO FISHER SCIENTIFIC INC            COM      883556102     4,172    64,800  SH          SOLE                 41,500      23,300
VARIAN MEDICAL SYSTEMS INC              COM      92220P105     3,823    54,600  SH          SOLE                 35,900      18,700
VCA ANTECH INC                          COM      918194101     2,629   124,000  SH          SOLE                124,000
VERIZON COMMUNICATIONS INC              COM      92343V104     3,224    86,600  SH          SOLE                               NONE
VISA INC                             COM CL A    92826C839       927    11,000  SH          SOLE                               NONE
WATERS CORP                             COM      941848103     1,819    19,000  SH          SOLE                 12,000       7,000
WELLPOINT INC                           COM      94973V107     1,401    17,790  SH          SOLE                               NONE

                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP     (X1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE   SHARE   NONE
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW                    COM      949746101       185     6,600  SH          SOLE                               NONE
XEROX CORP                              COM      984121103       500    48,000  SH          SOLE                               NONE
XILINX INC                              COM      983919101     2,865    78,550  SH          SOLE                 71,600       6,950
YAHOO INC                               COM      984332106     3,080   204,800  SH          SOLE                126,400      78,400

                                                 TOTAL       421,197